Share Based Payments - Summary of RSU Activities (Details) - RSUs - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning balance	5,056,268	3,305,837	3,305,837	2,067,500
Number of RSUs, Granted	2,573,333	1,687,777	4,351,944	2,731,180
Number of RSU, Vested	(814,142)	(400,542)	(1,741,152)	(651,336)
Number of RSUs, Forfeited	(850,437)	(129,315)	(860,361)	(841,507)
Number of RSUs Outstanding, Ending balance	5,965,022	4,463,757	5,056,268	3,305,837
Weighted average grant date fair value per RSU Outstanding, Beginning balance	$ 0.98	$ 1.14	$ 1.14	$ 1.16
Weighted average grant date fair value per RSU, Granted	0.52	0.97	0.91	0.8
Weighted average grant date fair value per RSU, Vested	1.01	1.04	0.87	0.88
Weighted average grant date fair value per RSU, Forfeited	1.11	0.96	0.88	1.24
Weighted average grant date fair value per RSU Outstanding, Ending balance	$ 0.76	$ 1.1	$ 0.98	$ 1.14